SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2024
SHARE-BASED PAYMENTS
Schedule of share-based compensation recorded during the year

	Year ended December 31
Share- based payments expense	2024	2023
Stock options (note 20(a))	$1,276	$1,342
Restricted share units (note 20(b))	1,369	1,135
Deferred share units (note 20(c))	731	623
Performance share units (note 20(d))	1,439	121
Share based payments expense	$4,815	$3,221

Schedule of information about share options outstanding and exercisable

The stock options outstanding at December 31, 2024, were as follows:

	Weighted
	average remaining	Range of exercise			Number
Weighted average remaining contractual life	life (years)	prices (C$)			outstanding
Less than 3 months	0.2	$2.21	–	2.39	608,386
	0.3	$5.13	–	$5.37	296,998
	0.3	$6.58			35,406
	0.1	$8.81			2,982
4 to 12 months	0.3	$2.58			25,000
	0.7	$5.80			10,000
	0.7	$6.03	–	$7.63	205,964
	0.7	$8.55			4,770
13 to 24 months	1.3	$4.04	–	$4.80	575,592
	1.1	$7.43			8,820
25 to 36 months	2.5	$3.71	–	$3.88	43,580
	2.4	$5.06	–	$5.98	739,265
More than 3 years	4.3	$5.13			600,840
	3.2	$6.07	–	$6.58	412,868
	1.9	$2.21	–	$8.81	3,570,471

Stock options
SHARE-BASED PAYMENTS
Schedule of status of share option plan and changes during the year

	Year ended December 31
	2024			2023
		Weighted			Weighted
		average			average
Stock options outstanding	Number	exercise price		Number	exercise price
Outstanding, January 1	5,523,297	C$	4.93	9,178,889	C$	3.71
Granted	651,955		5.13	457,260		6.57
Exercised	(1,508,214)		2.82	(3,866,208)		1.71
Expired, forfeited or cancelled	(1,096,567)		7.86	(246,644)		13.14
Outstanding, December 31	3,570,471	C$	4.95	5,523,297	C$	4.93

Vested, December 31	2,360,556	C$	4.64	4,308,120	C$	4.64

Restricted share units
SHARE-BASED PAYMENTS
Schedule of information about number of units of other equity instruments and their weighted average fair value

	Year ended December 31
Number of RSUs outstanding:	2024	2023
Outstanding, January 1	580,219	443,267
Awarded	409,014	295,429
Vested and settled	(161,343)	(152,203)
Forfeitures	(6,850)	(6,274)
Outstanding, December 31	821,040	580,219

		Number vesting in the year
Number of RSUs outstanding:	Total	2024	2025	2026	2027
Outstanding, December 31, 2023	580,219	333,720	150,102	96,397	—
Outstanding, December 31, 2024	821,040	—	469,729	221,450	129,861

Deferred share units
SHARE-BASED PAYMENTS
Schedule of information about number of units of other equity instruments and their weighted average fair value

	Year ended December 31
Number of DSUs outstanding:	2024	2023
Outstanding, January 1	701,927	559,725
Awarded and vested immediately	192,976	142,202
Outstanding, December 31	894,903	701,927

Vested, December 31	894,903	701,927

Performance share units
SHARE-BASED PAYMENTS
Schedule of information about number of units of other equity instruments and their weighted average fair value

	Year ended December 31
Number of PSUs outstanding:	2024	2023
Outstanding, January 1	198,737	—
Awarded during the year	324,139	198,737
Outstanding, December 31	522,876	198,737

Vested, December 31	—	—